FINANCIAL INSTRUMENTS - Disclosure of detailed information about foreign currency risk (Details) € in Thousands, ¥ in Thousands, £ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CAD ($) Rates	Dec. 31, 2019 CAD ($) Rates	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 GBP (£)	Dec. 31, 2020 JPY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 GBP (£)	Dec. 31, 2019 JPY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Financial assets
Cash and cash equivalents						$ 73,070				$ 69,965	$ 69,131
Accounts receivable						3,559				21,864
Financial liabilities
Accounts payable and accrued liabilities						5,766				13,766
Income taxes payable						489				2,326
Payable to loyalty program partners						50,629				78,270
Financial liabilities						$ 72,406				$ 94,363
CAD [Member]
Disclosure of detailed information about financial instruments [line items]
FX Rates used to translate to USD | Rates	0.7849	0.76750
Financial assets
Cash and cash equivalents	$ 6,692	$ 3,814
Cash held in trust	357	3,302
Funds receivable from payment processors	29	422
Accounts receivable	1,428	1,653
Financial assets	8,506	9,191
Financial liabilities
Accounts payable and accrued liabilities	3,697	5,239
Payable to loyalty program partners	476	4,456
Financial liabilities	$ 4,173	$ 9,695
GBP [Member]
Disclosure of detailed information about financial instruments [line items]
FX Rates used to translate to USD | Rates	1.3663	1.31710
Financial assets
Cash and cash equivalents | £				£ 4,825				£ 4,256
Cash held in trust | £				0				0
Funds receivable from payment processors | £				306				862
Accounts receivable | £				188				3,129
Financial assets | £				5,319				8,247
Financial liabilities
Accounts payable and accrued liabilities | £				365				3,221
Payable to loyalty program partners | £				2,896				6,111
Financial liabilities | £				£ 3,261				£ 9,332
EUR [Member]
Disclosure of detailed information about financial instruments [line items]
FX Rates used to translate to USD | Rates	1.2278	1.12170
Financial assets
Cash and cash equivalents | €			€ 5,680				€ 2,826
Cash held in trust | €			0				0
Funds receivable from payment processors | €			1,070				867
Accounts receivable | €			55				859
Financial assets | €			6,805				4,552
Financial liabilities
Accounts payable and accrued liabilities | €			34				102
Payable to loyalty program partners | €			5,114				5,345
Financial liabilities | €			€ 5,148				€ 5,447
JPY [Member]
Disclosure of detailed information about financial instruments [line items]
FX Rates used to translate to USD | Rates	0.009701	0.009213
Financial assets
Cash and cash equivalents | ¥					¥ 67,097				¥ 183,018
Cash held in trust | ¥					0				0
Funds receivable from payment processors | ¥					11,482				26,241
Accounts receivable | ¥					25,497				62,993
Financial assets | ¥					104,076				272,252
Financial liabilities
Accounts payable and accrued liabilities | ¥					725				8,773
Payable to loyalty program partners | ¥					14,058				89,531
Financial liabilities | ¥					¥ 14,783				¥ 98,304